Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 314	$ 234
Cash	370	492
Cash and cash equivalents	684	726
Restricted cash equivalents included in prepaid expenses	118	113
Cash, cash equivalents and restricted cash equivalents	$ 802	$ 839	$ 1,168